Other Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other noninterest expense [Abstract]
Legal and professional fees			$ 1,982	$ 2,347	$ 1,990
Data processing			1,153	1,269	1,225
Marketing and public relations			700	638	697
Taxes - sales, capital and franchise			605	584	661
Operating supplies			410	487	581
Travel and lodging			566	563	523
Telephone			242	206	220
Amortization of core deposits			320	320	350
Donations			150	294	195
Net costs from other real estate and repossessions			1,374	941	2,083
Regulatory assessment			1,181	1,784	1,471
Other			3,143	3,237	3,784
Total Other Noninterest Expense	$ 5,739	$ 5,940	11,826	12,670	13,780
Advertising expense			$ 400	$ 400	$ 400